Loans (Details) - Schedule of principal balance outstanding in past due loans - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Residential real estate
Total Past Due	$ 4,325	$ 4,278
Loans Not Past Due	271,787	295,246
Total	276,112	299,524
30-89 Days Past Due [Member]
Residential real estate
Total Past Due	2,927	2,699
Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	1,398	1,579
One-to four-family [Member]
Residential real estate
Total Past Due	3,988	3,730
Loans Not Past Due	212,444	220,395
Total	216,432	224,125
One-to four-family [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due	2,662	2,392
One-to four-family [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	1,326	1,338
Multi-family [Member]
Residential real estate
Total Past Due
Loans Not Past Due	14,252	19,781
Total	14,252	19,781
Multi-family [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Multi-family [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Construction [Member]
Residential real estate
Total Past Due	5	80
Loans Not Past Due	1,358	5,353
Total	1,363	5,433
Construction [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due	5	80
Construction [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Land [Member]
Residential real estate
Total Past Due
Loans Not Past Due	1,062	1,308
Total	1,062	1,308
Land [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Land [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Farm [Member]
Residential real estate
Total Past Due		101
Loans Not Past Due	1,338	2,133
Total	1,338	2,234
Farm [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due		101
Farm [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Nonresidential real estate [Member]
Residential real estate
Total Past Due		241
Loans Not Past Due	31,441	35,251
Total	31,441	35,492
Nonresidential real estate [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Nonresidential real estate [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due		241
Commercial and industrial [Member]
Residential real estate
Total Past Due	73	6
Loans Not Past Due	933	2,253
Total	1,006	2,259
Commercial and industrial [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due	72	6
Commercial and industrial [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	1
Loans on deposits [Member]
Residential real estate
Total Past Due
Loans Not Past Due	891	1,129
Total	891	1,129
Loans on deposits [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Loans on deposits [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Home equity [Member]
Residential real estate
Total Past Due	259	116
Loans Not Past Due	7,411	7,019
Total	7,670	7,135
Home equity [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due	188	116
Home equity [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due	71
Unsecured [Member]
Residential real estate
Total Past Due		4
Loans Not Past Due	540	549
Total	540	553
Unsecured [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due		4
Unsecured [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due
Automobile [Member]
Residential real estate
Total Past Due
Loans Not Past Due	117	75
Total	117	75
Automobile [Member] | 30-89 Days Past Due [Member]
Residential real estate
Total Past Due
Automobile [Member] | Greater than 90 Days Past Due [Member]
Residential real estate
Total Past Due